Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net profit for the year	$ 681	$ 2,088	$ 11,501
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustment	2,966	(1,912)	(1,152)
Other comprehensive (loss) income	2,966	(1,912)	(1,152)
Total comprehensive income for the year	$ 3,647	$ 176	$ 10,349